Loans - Troubled Debt Restructuring (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
TDR
Total troubled debt restructurings	$ 15,999	$ 9,922
Office
TDR
Total troubled debt restructurings	2,512	2,066
Storage
TDR
Total troubled debt restructurings	1,628	1,563
Other
TDR
Total troubled debt restructurings	4,156	2,278
SBA | Office of Optometrists
TDR
Total troubled debt restructurings	1,236	625
SBA | Hotels, Motels, and Tourist Courts
TDR
Total troubled debt restructurings	3,363
SBA | Child Day Care Services
TDR
Total troubled debt restructurings	222	1,782
SBA | Other
TDR
Total troubled debt restructurings	$ 2,882	$ 1,608